Share-Based Compensation - Schedule of Stock Option Activity (Details) - Stock Options [Member] - Heliogen, Inc. [Member] - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Stock Option Activity [Line Items]
Outstanding balance, Number of Shares	162,927	136,351	162,927	204,394	891,509
Outstanding balance, Weighted Average Exercise Price	$ 9.64	$ 10.1	$ 9.64	$ 12.64	$ 107.85
Outstanding balance, Weighted Average Remaining Contractual Life	3 years 11 months 12 days	3 years 10 months 28 days	3 years 11 months 12 days	5 years 9 months 25 days	7 years 7 months 13 days
Outstanding balance, Aggregate Intrinsic Value				$ 6
Exercisable, Number of Shares	159,303	136,254	159,303
Exercisable, Weighted Average Exercise Price	$ 9.35	$ 10.05	$ 9.35
Exercisable, Weighted Average Remaining Contractual Life		3 years 10 months 28 days	3 years 10 months 24 days
Exercisable, Aggregate Intrinsic Value
Forfeited, Number of Shares		(432)	(4,565)	(332,585)
Forfeited, Weighted Average Exercise Price		$ 67.16	$ 47.89	$ 203.48
Expired, Number of Shares		(26,144)	(33,084)	(100,391)
Expired, Weighted Average Exercise Price		$ 6.3	$ 23.93	$ 250.58